Schedule of Mining Interests (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Bunker Hill Mine purchase	$ 14,247,210	$ 14,247,210
Ranger Page Property purchase	4,216,360
Capitalized development	10,634,780	6,626,865
Sale of mineral properties (note 10)	(4,476,498)	(2,768,510)
Land	232,000	202,000
Definition drilling	542,025	488,026
Bunker Hill Mine	$ 25,395,877	$ 18,795,591